Registration No. 333-132781

File No. 811-21879

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No.16	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No.17	☒

OPPENHEIMER ROCHESTER MASSACHUSETTS MUNICIPAL FUND

(Exact Name of Registrant as Specified in Charter)

6803 South Tucson Way, Centennial, CO  80112-3924

(Address of Principal Executive Offices) (Zip Code)

303-768-3200

(Registrant’s Telephone Number, including Area Code)

Arthur S. Gabinet, Esq.

OFI Global Asset Management, Inc.

225 Liberty Street New York, NY 10281-1008

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On _____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On _____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On _____________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 12th day of August, 2015.

Oppenheimer Rochester® Massachusetts Municipal Fund

By:	Arthur P. Steinmetz*
Arthur P. Steinmetz President, Principal Executive
Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures	Title	Date

Brian F. Wruble*	Chairman of the	August 12, 2015
Brian F. Wruble	Board of Trustees

Arthur P. Steinmetz*	President, Principal	August 12, 2015
Arthur P. Steinmetz	Executive Officer and Trustee

Brian W. Wixted*	Treasurer, Principal	August 12, 2015
Brian W. Wixted	Financial & Accounting Officer

David K. Downes*	Trustee	August 12, 2015
David K. Downes

Matthew P. Fink*	Trustee	August 12, 2015
Matthew P. Fink

Edmund P. Giambastiani, Jr.*	Trustee	August 12, 2015
Edmund P. Giambastiani, Jr.

William F. Glavin, Jr.*	Trustee	August 12, 2015
William F. Glavin, Jr.

Elizabeth Krentzman*	Trustee	August 12, 2015
Elizabeth Krentzman

Mary F. Miller*	Trustee	August 12, 2015
Mary F. Miller

Joel W. Motley*	Trustee	August 12, 2015
Joel W. Motley

Joanne Pace*	Trustee	August 12, 2015
Joanne Pace

Daniel Vandivort*	Trustee	August 12, 2015
Daniel Vandivort

*By:	/s/ Mitchell J. Lindauer
Mitchell J. Lindauer, Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document